INCOME TAXES (Details 3) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, Current:
Allowance for doubtful accounts	$ 209	1,266	6,096
Deferred Revenue	402	2,436	840
Accruals	561	3,394	6,690
Net current deferred tax assets	1,172	7,096	13,626
Deferred tax assets, Non-current:
Tax losses	65	394	6,481
Property and equipment	284	1,719	2,202
Less: valuation allowance	(65)	(394)	(2,517)
Net non-current deferred tax assets	284	1,719	6,166
Total Deferred tax assets	1,456	8,815	19,792
Deferred tax liabilities, Non-current:
Property and equipment	351	2,127
Net non-current deferred tax liabilities	351	2,127
Total deferred tax liabilities	$ 351	2,127